Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Total revenues	$ 167,982	$ 133,564	$ 64,428
Cost of revenues	(63,975)	(47,199)	(20,417)
Gross profit	104,007	86,365	44,011
Operating expenses:
Research and development expenses	(110,666)	(49,494)	(23,623)
Sales and marketing expenses	(46,276)	(25,724)	(19,408)
General and administrative expenses	(30,326)	(18,010)	(7,177)
Total operating expenses	(187,268)	(93,228)	(50,208)
Other operating income	2,568	1,672	108
(Loss) from operations	(80,693)	(5,191)	(6,089)
Exchange gain (loss)	558	(66)	87
Interest income	8,353	2,704	626
Investment loss (including impairment)	(1,659)	0	0
Other Income	1,597	0	0
Loss before income taxes	(71,844)	(2,553)	(5,376)
Income taxes	(840)	(562)	(801)
Equity in income of affiliates	329	0	0
Net loss	(72,355)	(3,115)	(6,177)
Less: cumulative undeclared dividends on convertible redeemable preferred shares	0	(6,715)	(9,962)
Less: accretion on convertible redeemable preferred shares to redemption value	0	(193,466)	(50,715)
Net loss attributable to Agora, Inc.'s ordinary shareholders	(72,355)	(203,296)	(66,854)
Other comprehensive income (loss):
Foreign currency translation adjustments	1,307	2,929	(358)
Unrealized gain on debt securities	(99)	0	0
Total comprehensive loss attributable to Agora, Inc.'s ordinary shareholders	$ (71,147)	$ (200,367)	$ (67,212)
Net loss per share attributable to Agora, Inc.'s ordinary shareholders—basic and diluted (in dollars per share)	$ (0.16)	$ (0.76)	$ (0.58)
Weighted average number of ordinary shares—basic and diluted	440,864,190	268,849,967	115,716,392
Share-based compensation expenses included in:
Share-based compensation	$ 31,481	$ 11,974	$ 4,253
Cost of revenues
Share-based compensation expenses included in:
Share-based compensation	879	357	80
Research and development expenses
Share-based compensation expenses included in:
Share-based compensation	19,737	5,312	1,473
Sales and marketing expenses
Share-based compensation expenses included in:
Share-based compensation	4,843	2,061	1,654
General and administrative expenses
Share-based compensation expenses included in:
Share-based compensation	6,022	4,244	1,046
Real-time engagement service revenues
Total revenues	159,943	131,149	63,925
Other revenues
Total revenues	$ 8,039	$ 2,415	$ 503